Stockholders' Equity and Regulatory Capital - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Mar. 11, 2015	Mar. 31, 2015
Stockholders Equity And Regulatory Capital [Line Items]
Stock repurchase plan, Authorized shares	2,731,000
Stock repurchase plan, Percentage of outstanding stock	10.00%
Stock repurchase program, Effective date		Apr. 02, 2015
Stock repurchase plan, Number of stock repurchased		0
Higher risk weight to exposures that are more than 90 days past due		150.00%
Description of capital conservation buffer in final rule		Effective January 1, 2015, the Company adopted the Basel III final rule. Based on the Company’s capital levels and statement of condition composition at March 31, 2015, the implementation of the new rule had no material impact on our regulatory capital level or ratios at the Bank level. The new rule establishes limits at the Company level and increases the minimum Tier 1 capital to risk based assets requirement from 4% to 6% of risk-weighted assets; establishes a new common equity Tier 1 capital; and assigns a higher risk weight (150%) to exposures that are more than 90 days past due or are on nonaccrual status and to certain commercial real estate facilities that finance the acquisition, development or construction of real property. The new rule has a capital conservation buffer requirement that will be phased in beginning January 1, 2016 through January 1, 2019, when the full capital conservation buffer requirement will be effective. Management believes, as of March 31, 2015 and 2014, that the Bank met all capital adequacy requirements to which it was subject.
Minimum [Member]
Stockholders Equity And Regulatory Capital [Line Items]
Increase in minimum Tier 1 capital to risk based assets requirement		4.00%
Maximum [Member]
Stockholders Equity And Regulatory Capital [Line Items]
Increase in minimum Tier 1 capital to risk based assets requirement		6.00%